Share-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 16, 2022
Share-Based Compensation Expense (Details) [Line Items]
Aggregate intrinsic value	$ 255,088,661
Aggregate intrinsic value of vested and exercisable	254,992,826
Total unrecognized compensation cost	$ 24,586,179
Target percentage	100.00%
Fair value of the outstanding option (in Dollars per share)	$ 1.11
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 2,478,040
Recognized share-based compensation expense	3,627,277	$ 398,881
Total unrecognized compensation	$ 2,169,365
Weighted-average	1 year 2 months 12 days
Weighted-average period	1 year 8 months 19 days
Share-Based Compensation [Member]
Share-Based Compensation Expense (Details) [Line Items]
Recognized share-based compensation expense
Rights to Contingent Consideration [Member]
Share-Based Compensation Expense (Details) [Line Items]
Total unrecognized compensation	$ 1,240,239
Weighted-average period	1 year 3 months 29 days
RSU [Member]
Share-Based Compensation Expense (Details) [Line Items]
Unrecognized compensation cost	$ 12,613,413
Weighted-average	1 year 7 months 17 days
Equity Option [Member]
Share-Based Compensation Expense (Details) [Line Items]
Total unrecognized compensation cost	$ 3,000,000
Target percentage	100.00%
Fair value of the outstanding option (in Dollars per share)	$ 8.37
Class A Common Stock [Member]
Share-Based Compensation Expense (Details) [Line Items]
Aggregate shares (in Shares)	31,655,077
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in Shares)	2,592,616
Target percentage	50.00%
Class A Common Stock [Member] | Minimum [Member]
Share-Based Compensation Expense (Details) [Line Items]
Common stock, per share (in Dollars per share)	$ 15
Class A Common Stock [Member] | Maximum [Member]
Share-Based Compensation Expense (Details) [Line Items]
Common stock, per share (in Dollars per share)	$ 17.5
Class A Common Stock [Member] | Equity Option [Member]
Share-Based Compensation Expense (Details) [Line Items]
Aggregate shares (in Shares)	58,165,382
Target percentage	50.00%
Common Stock [Member]
Share-Based Compensation Expense (Details) [Line Items]
Company share issued (in Shares)			27,121,733